Property and Equipment and Investment Properties - Summary of Valuation Technique and Input Variables used to Measure the Fair Value of Investment Property (Details) - Land and buildings - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 3,991,558	₩ 3,276,822
Description of extent to which fair value of investment property is based on valuation by independent valuer	Investment properties are measured by qualified independent appraisers with recent experience in valuing similar properties in the same area.
Description Of Investment Property Of Level Of Fair Value Hierarchy Within Which Fair Value Measurement Is Categorised	In addition, all investment properties are classified as Level 3 in accordance with fair value hierarchy in Note 6.1.2.
Cost Approach Method
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 268,459
Description Of Inputs Used In Fair Value Measurement Investment Property	- Officially assessed value - Replacement cost
Market comparision Method
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 2,291,991
Description Of Inputs Used In Fair Value Measurement Investment Property	- Price per square meter
Discounted cash flow method
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 1,431,108
Description Of Inputs Used In Fair Value Measurement Investment Property	- Prospective rental market growth rate - Period of vacancy - Rental ratio - Discount rate and others